U.S. Bancorp (Parent Company) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expense
Interest on short-term funds borrowed	$ 531	$ 548	$ 539
Interest on long-term debt	1,145	1,103	1,279
Applicable income taxes	1,841	935	395
Net income attributable to U.S. Bancorp	4,872	3,317	2,205
Parent Company [Member]
Income
Dividends from bank subsidiaries	1,500	0	625
Dividends from nonbank subsidiaries	7	3	94
Interest from subsidiaries	101	109	82
Other income	134	105	(299)
Total income	1,742	217	502
Expense
Interest on short-term funds borrowed	1	1	3
Interest on long-term debt	424	366	332
Other expense	79	80	44
Total expense	504	447	379
Income before income taxes and equity in undistributed income of subsidiaries	1,238	(230)	123
Applicable income taxes	(83)	(70)	(197)
Income of parent company	1,321	(160)	320
Equity in undistributed income of subsidiaries	3,551	3,477	1,885
Net income attributable to U.S. Bancorp	$ 4,872	$ 3,317	$ 2,205